DEFERRED REVENUES - Summary of Deferred Revenues (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred revenues, total	€ 6,999	€ 4,693
Less long term portion	(358)	(643)
Current portion	6,641	4,049
Maintenance contracts
Deferred revenues, total	2,335	1,809
RPP
Deferred revenues, total	667	492
Sale of devices
Deferred revenues, total	137	104
Extension of warranty, included in sales contracts
Deferred revenues, total	503	591	€ 535
Treatment probe lease and other
Deferred revenues, total	€ 3,357	€ 1,696